Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jan. 28, 2011
Income Tax Disclosure [Abstract]
Statutory rate of corporation tax in Bermuda	0.00%
Foreign gross capital loss carry forwards	$ 74.2	$ 71.0
Change in valuation allowance	0.7	3.6	1.5
Unrecognized tax benefits	4.6	4.5	4.8	9.0
Interest recognized in income tax expense	0.1	(0.2)	(0.1)
Accrued interest related to unrecognized tax benefits	$ 0.3	$ 0.2	$ 0.4
US
Income Tax Disclosure [Abstract]
Tax years subject to examination	Tax years after November 1, 2008
UNITED KINGDOM
Income Tax Disclosure [Abstract]
Tax years subject to examination	Tax years after January 31, 2012